Related party transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during the three and six months ended June 30, 2022, the Company charged its equity-method investees $11,174 and $18,587, respectively (2021 - $6,006 and $12,320, respectively). Additionally, one of the equity-method investees (Liberty Development JV Inc.), provides development services to the Company on specified projects, for which it earns a development fee upon reaching certain milestones. During the three and six months ended June 30, 2022, the development fees charged to the Company were $nil and $nil, respectively (2021 - $nil and $738, respectively).
In 2021, the Company issued a promissory note of $25,808 payable to New Market Solar Investco, LLC, an equity investee of the Company.
(b)Redeemable non-controlling interest held by related party
Liberty Global Energy Solutions (note 6(a)), an equity investee of the Company, has a secured credit facility in the amount of $306,500 maturing on January 26, 2024. It is collateralized through a pledge of Atlantica Sustainable Infrastructure plc (“Atlantica”) ordinary shares. A collateral shortfall would occur if the net obligation as defined in the agreement would equal or exceed 50% of the market value of such Atlantica shares, in which case the lenders would have the right to sell Atlantica shares to eliminate the collateral shortfall. The Liberty Global Energy Solutions secured credit facility is repayable on demand if Atlantica ceases to be a public company. Liberty Global Energy Solutions has a preference share ownership in AY Holdings which AQN reflects as redeemable non-controlling interest held by related party. Redemption is not considered probable as at June 30, 2022. During the three and six months ended June 30, 2022, the Company incurred non-controlling interest attributable to Liberty Global Energy Solutions of $3,086 and $5,661, respectively (2021 - $2,617 and $5,298, respectively) and recorded distributions of $2,820 and $5,404, respectively (2021 - $2,503 and $5,046, respectively) (note 14).
(c)Non-controlling interest held by related party
Non-controlling interest held by related party represents an interest in a consolidated subsidiary of the Company, acquired by Atlantica Yield Energy Solutions Canada Inc. ("AYES Canada") in May 2019 for $96,752 (C$130,103) and an interest in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company, acquired by Liberty Development JV in November 2021 for $39,376. During the three and six months ended June 30, 2022, the Company recorded distributions of $5,534 and $12,956, respectively (2021 - $4,473 and $8,912).
(d)     Transactions with Atlantica
During 2021, the Company sold Colombian solar assets to Atlantica for consideration of $23,863, with a gain on sale of $878, and contingent consideration of $2,600, if certain milestones are met. During the six months ended June 30, 2022 a gain of $1,200 relating to the contingent consideration has been recognized.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.